Share-Based Compensation Plans - Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]
	12 Months Ended
	Mar. 31, 2019 INR (₨) shares Years	Mar. 31, 2018 INR (₨) shares Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	14,870,100	10,088,960
Exercise Price	₨ 1	₨ 1
Share Price at the date of grant	₨ 195.00	₨ 308.90
Contractual Life	3 years	3 years
Expected Volatility	44.30%	48.00%
Expected option life | Years	3	3
Expected dividends	6.50%	3.70%
Risk free interest rate	7.70%	6.50%
Expected annual forfeitures	10.00%	10.00%
November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	1,076,120
November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	13,793,980
Tenure based stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted	₨ 159.9	₨ 275.3
Performance based stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted	₨ 96.3	₨ 161.1